Financing Receivables (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Impaired client loan receivables
Recorded Investment	$ 201	$ 160
Related Allowance	183	143
Average Recorded Investment	173	156
Interest Income Recognized	0	0
Interest Income Recognized on Cash Basis	0	0
Major Markets
Impaired client loan receivables
Recorded Investment	79	88
Related Allowance	67	77
Average Recorded Investment	76	90
Interest Income Recognized	0	0
Interest Income Recognized on Cash Basis	0	0
Growth Markets
Impaired client loan receivables
Recorded Investment	122	72
Related Allowance	116	65
Average Recorded Investment	97	65
Interest Income Recognized	0	0
Interest Income Recognized on Cash Basis	$ 0	$ 0